Segment Reporting - Summary of Segment Reporting (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [abstract]
Reversal for loss of inventory (net of insurance recoveries)	₨ (111.9)	₨ (13,301.0)